Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting
	For the Year Ended December 31, 2022
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$789,522	$885,202	$(476,925)	$1,197,799
Commission and fee income on guarantee services, net	—	695,678	(99,325)	596,353
Total interest and fee income	723,638	1,927,906	—	2,651,544
Net (loss) income from operation	$(577,863)	$742,204	$—	$164,341
Depreciation	$(277)	$(22,181)	$—	$(22,458)
Capital expenditures	$—	$—	$—	$—
Income tax recovery (expense)	$(69,844)	$271,822	$—	$201,978
Segment (loss) profit from continuing operations	$(842,812)	$736,277	$—	$(106,535)
Segment assets as of December 31, 2022	$7,930,806	$56,063,776	$(7,261,410)	$56,733,172
	For the Year Ended December 31, 2021
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$358,299	$726,866	$(291,874)	$793,291
Commission and fee income on guarantee services, net	—	527,023	(127,496)	399,527
Total interest and fee income	804,734	1,609,933		2,414,667
Net (loss) income from operation	$(573,845)	$882,731	$—	$308,886
Depreciation	$(267)	$(129,910)	$—	$(130,177)
Capital expenditures	$—	$—	$—	$—
Income tax recovery (expense)	$40,804	$(369,655)	$—	$(328,851)
Segment (loss) profit from continuing operations	$(263,173)	$1,020,474	$—	$757,301
Segment assets as of December 31, 2021	$11,681,319	$56,675,503	$(1,713,844)	$66,642,978
	For the Year Ended December 31, 2020
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$75,280	$2,057,400	$2,132,680
Commission and fee income on guarantee services, net	—	285,606	285,606
Total interest and fee income	20,601	2,459,235	2,479,836
Net income from operation	$95,881	$4,802,241	$4,898,122
Depreciation	$(376)	$(39,951)	$(40,327)
Capital expenditures	$—	$—	$—
Income tax recovery (expense)	$(6,734)	$236,467	$229,733
Segment (loss) profit from continuing operations	$(762,041)	$1,860,683	$1,098,642
Segment assets as of December 31, 2020	$9,990,995	$57,712,165	$67,703,161